Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	May 15, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Cash and cash equivalents		$ 7,209,000		$ 6,644,000
Cash and cash equivalents		200,000
Accounts receivable, allowance for expected credit losses		187,000		179,000
Non consolidated variable interest entity		$ 17,200,000		16,600,000
Investment interest rate		20.00%
Cash FDIC insured amount		$ 250,000
Accumulated deficit		(2,161,000)		2,336,000		$ 100,000
Promissory note			$ 200,000
Cash collateral total		$ 8,000,000.0		8,000,000.0
Revenue, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Ten Customers [Member]
Customer revenue percentage		50.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer revenue percentage		56.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Customer revenue percentage		10.00%
CANADA
Cash and cash equivalents		$ 900,000
FG Group Holdings Inc [Member]
Cash and cash equivalents held by our foreign subsidiary				600,000
Cash and cash equivalents				6,644,000	$ 3,789,000
Allowance for doubtful accounts				200,000	400,000
Research and development related costs				300,000	300,000
Advertising and promotional costs				300,000	200,000
Quoted fair value of company's ownership				4,600,000
Share-based compensation cost				0	0
Cumulative effect adjustment				24,000
Accumulated deficit				$ 2,336,000	$ 16,437,000
FG Group Holdings Inc [Member] | Option To Purchase Shares Of Common Stock [Member]
Number of options granted not included in computation of diluted earnings per share				490,000	489,500
FG Group Holdings Inc [Member] | Stock Options And Restricted Stock Units [Member]
Number of options granted not included in computation of diluted earnings per share				227,452	136,055
FG Group Holdings Inc [Member] | Building and Building Improvements [Member]
Estimated useful lives				20 years
FG Group Holdings Inc [Member] | Other Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives				3 years
FG Group Holdings Inc [Member] | Other Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives				10 years
FG Group Holdings Inc [Member] | Furniture and Fixtures [Member]
Estimated useful lives				7 years
FG Group Holdings Inc [Member] | Computer And Accessories [Member]
Estimated useful lives				3 years
Strong Global Entertainment Inc [Member]
Cash and cash equivalents		5,111,000		$ 5,470,000	$ 3,615,000
Research and development related costs				300,000	300,000
Advertising and promotional costs				$ 300,000	$ 200,000
Number of options granted not included in computation of diluted earnings per share				56,000
Cash and cash equivalents				$ 5,500,000
Accounts receivable, allowance for expected credit losses		$ 200,000		$ 200,000	$ 300,000
Company issued shares of its common stock, Company sole stockholder	5,999,999
Options to purchase shares, common stock outstanding		143,500		156,000
Accumulated deficit		$ (2,785,000)		$ (2,712,000)
Management costs and corporate support services			$ 200,000
Strong Global Entertainment Inc [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Cumulative effect adjustment						$ 24,000
Strong Global Entertainment Inc [Member] | FG Holdings Quebec Inc [Member]
Company issued shares of its common stock, Company sole stockholder	6,000,000
Strong Global Entertainment Inc [Member] | CANADA
Cash and cash equivalents				600,000
Cash and cash equivalents		900,000
Cash and cash equivalents		$ 5,100,000
Strong Global Entertainment Inc [Member] | UNITED STATES
Cash and cash equivalents				$ 4,900,000
Strong Global Entertainment Inc [Member] | Building and Building Improvements [Member]
Estimated useful lives				20 years
Strong Global Entertainment Inc [Member] | Other Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives				3 years
Strong Global Entertainment Inc [Member] | Other Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives				10 years
Strong Global Entertainment Inc [Member] | Furniture and Fixtures [Member]
Estimated useful lives				7 years
Strong Global Entertainment Inc [Member] | Computer And Accessories [Member]
Estimated useful lives				3 years